Provisions - United Kingdom Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (1,677)
UK
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	601
UK | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	12,079	€ 13,056	€ 12,955
Current service cost	27	31	36
Interest cost	352	320	347
Benefits paid	(441)	(489)	(445)
Contributions made by employees	18	24	20
Past service cost	0	0	0
Actuarial (gains)/losses	1,594	(766)	602
Demographic actuarial (gains)/losses	48	(21)	(184)
Financial actuarial (gains)/losses	1,546	(745)	786
Exchange differences and other items	668	(97)	(459)
Net defined benefit liability (asset) at end of period	€ 14,297	€ 12,079	€ 13,056